Share Capital (Details 4) - Warrants Granted [Member]	12 Months Ended
Sep. 30, 2016
Class of Warrant or Right [Line Items]
Risk free interest rate	0.52%
Expected life (years)	4 days
Expected share price volatility	91.00%
Expected dividend yield	0.00%